Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Leasehold improvements	$ 212,059	$ 33,800
Loss on disposal of property and equipment	(15,319)
Depreciation expenses	$ 58,762	$ 9,421	$ 10,455